Expense Example - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Strategic Income Fund - Class A
Expense Example:
1 year	$ 496
3 years	700
5 years	920
10 years	1,553
Fidelity Advisor Strategic Income Fund - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Strategic Income Fund - Class M
Expense Example:
1 year	495
3 years	697
5 years	915
10 years	1,542
Fidelity Advisor Strategic Income Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Strategic Income Fund - Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774